Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000086650
Shareholder Report [Line Items]
Fund Name	Sands Capital Global Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	SCMGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.
Additional Information Phone Number	1-888-826-5646
Additional Information Website	https://www.sandscapital.com/document-library-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Institutional Class Shares	$47	0.99%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
AssetsNet	$ 778,307,717
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,485,609
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.8%
United Kingdom	1.5%
Belgium	1.6%
Sweden	2.0%
Japan	2.6%
Argentina	2.9%
South Korea	4.3%
Canada	4.5%
Switzerland	5.6%
Taiwan	6.1%
Netherlands	6.3%
India	6.7%
United States	53.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	9.7%
Alphabet, Cl A	6.8%
Taiwan Semiconductor Manufacturing ADR	6.1%
Amazon.com	5.0%
ASML Holding, Cl G	4.4%
SK hynix	4.3%
Galderma Group	3.8%
Bloom Energy, Cl A	3.6%
Netflix	3.4%
MercadoLibre	2.9%

Updated Prospectus Phone Number	1-888-826-5646
Updated Prospectus Web Address	https://www.sandscapital.com/document-library-mutual-funds/
C000086651
Shareholder Report [Line Items]
Fund Name	Sands Capital Global Growth Fund
Class Name	Investor Class Shares
Trading Symbol	SCGVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Sands Capital Global Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sandscapital.com/document-library-mutual-funds/. You can also request this information by contacting us at 1-888-826-5646.
Additional Information Phone Number	1-888-826-5646
Additional Information Website	https://www.sandscapital.com/document-library-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sands Capital Global Growth Fund, Investor Class Shares	$58	1.21%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%
AssetsNet	$ 778,307,717
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,485,609
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.8%
United Kingdom	1.5%
Belgium	1.6%
Sweden	2.0%
Japan	2.6%
Argentina	2.9%
South Korea	4.3%
Canada	4.5%
Switzerland	5.6%
Taiwan	6.1%
Netherlands	6.3%
India	6.7%
United States	53.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	9.7%
Alphabet, Cl A	6.8%
Taiwan Semiconductor Manufacturing ADR	6.1%
Amazon.com	5.0%
ASML Holding, Cl G	4.4%
SK hynix	4.3%
Galderma Group	3.8%
Bloom Energy, Cl A	3.6%
Netflix	3.4%
MercadoLibre	2.9%

Updated Prospectus Phone Number	1-888-826-5646
Updated Prospectus Web Address	https://www.sandscapital.com/document-library-mutual-funds/